UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 2557
Dreyfus Money Market Instruments, Inc.
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service) Registrant's telephone number, including area code: (212) 922-6000 Date of fiscal year end: 12/31 Date of reporting period: July 1, 2007-June 30, 2008

Item 1. Proxy Voting Record
Dreyfus Money Market Instruments, Inc. Government Securities Series Money Market Series

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.
By:	/s/ J. David Officer
J. David Officer
President

Date:	July 24, 2008